SIGNIFICANT ACCOUNTING POLICIES - Advertising costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies
Advertising Expense	¥ 10,664	¥ 8,450	¥ 2,701